Summary of significant transactions - Terms of the equity investment (Details) - EUR (€)					1 Months Ended	12 Months Ended
	Nov. 06, 2019	Oct. 22, 2019	Aug. 23, 2019	Aug. 22, 2019	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Transaction [line items]
Average exercise price warrants						€ 0	€ 28.75	€ 23.68
Gilead
Summary Of Significant Transaction [line items]
Gilead's stake in Galapagos	25.10%		22.04%	12.30%
Share Holding Percentage						25.35%
Full Lock Up Period						6 months
Full Lock Up Period SpinCO						6 months
Gilead | Separation Agreement - Spin-off
Summary Of Significant Transaction [line items]
Proportion Of Ownership Interest In Galapagos And SpinCo					25.00%
Gilead | Warrant B
Summary Of Significant Transaction [line items]
Multiplier used to calculate exercise price per share		120.00%
Initial Warrant Term		5 years
Volume of days		30 days
Average exercise price warrants		€ 140.59
Value of warrant B						€ 10,000.00
Gilead | Maximum
Summary Of Significant Transaction [line items]
Maximum Possible Ownership Interest In Galapagos		29.90%